Deposits and Subordinated Debt	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Deposits and Subordinated Debt

Note 6: Deposits and Subordinated Debt

Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	July 31, 2019	October 31, 2018	July 31, 2019	October 31, 2018	July 31, 2019	October 31, 2018	July 31, 2019	October 31, 2018	July 31, 2019	October 31, 2018
Deposits by:
Banks (1)	2,606	1,450	1,424	1,400	883	526	24,407	24,531	29,320	27,907
Business and government	25,181	25,266	32,159	33,984	79,734	67,026	189,908	185,901	326,982	312,177
Individuals	3,233	3,476	22,548	21,345	92,862	90,233	78,438	65,790	197,081	180,844
Total (2) (3)	31,020	30,192	56,131	56,729	173,479	157,785	292,753	276,222	553,383	520,928
Booked in:
Canada	25,514	21,735	48,406	47,231	86,459	82,091	179,587	160,069	339,966	311,126
United States	4,398	7,395	7,704	9,477	85,875	74,476	86,000	86,805	183,977	178,153
Other countries	1,108	1,062	21	21	1,145	1,218	27,166	29,348	29,440	31,649
Total	31,020	30,192	56,131	56,729	173,479	157,785	292,753	276,222	553,383	520,928

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)

As at July 31, 2019 and October 31, 2018, total deposits payable on a fixed date included $31,317 million and $29,673 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at July 31, 2019 and October 31, 2018 are $274,625 million and $259,747 million, respectively, of deposits denominated in U.S. dollars, and $33,792 million and $37,427 million, respectively, of deposits denominated in other foreign currencies.

(4)

Includes $260,007 million of deposits, each greater than one hundred thousand dollars, of which $165,061 million were booked in Canada, $67,790 million were booked in the United States and $27,156 million were booked in other countries ($246,685 million, $145,574 million, $71,770 million and $29,341 million, respectively, as at October 31, 2018). Of the $165,061 million of deposits booked in Canada, $65,563 million mature in less than three months, $8,403 million mature in three to six months, $18,226 million mature in six to twelve months and $72,869 million mature after twelve months ($145,574 million, $55,190 million, $3,836 million, $12,909 million and $73,639 million, respectively, as at October 31, 2018).

(5)

Includes $12,992 million of senior unsecured debt as at July 31, 2019 subject to the Bank Recapitalization (Bail-In) regime ($37 million as at October 31, 2018). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Subordinated Debt

During the three and nine months ended July 31, 2019, we did not issue or redeem any subordinated debt. On August 1, 2019, we announced our intention to redeem all of our $1 billion 3.12% Series – H Medium Term Notes First Tranche on September 19, 2019.